Employee Future Benefits - Summary of Re-measurement Effects Recognized in Other Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Experience		$ (15)
Demographic assumption changes	$ (35)
Economic assumption changes	250	(214)
Return on plan assets (excluding interest income)	(315)	312
Change in effect of asset limit	(9)
Total re-measurement effects	(109)	83
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Experience	7	9
Demographic assumption changes	1
Economic assumption changes	56	(41)
Return on plan assets (excluding interest income)	(16)	30
Total re-measurement effects	$ 48	$ (2)